Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	AMERICAN FUNDS INFLATION LINKED BOND FUND
Entity Central Index Key	0001553197
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 17, 2024
Document Effective Date	Feb. 01, 2024
Prospectus Date	Feb. 01, 2024
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class A
Prospectus:
Trading Symbol	BFIAX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-F-1
Prospectus:
Trading Symbol	CNLFX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-1
Prospectus:
Trading Symbol	RILAX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-2
Prospectus:
Trading Symbol	RILBX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-3
Prospectus:
Trading Symbol	RILCX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-4
Prospectus:
Trading Symbol	RILDX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-5
Prospectus:
Trading Symbol	RILEX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-6
Prospectus:
Trading Symbol	RILFX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class C
Prospectus:
Trading Symbol	BFICX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class F-1
Prospectus:
Trading Symbol	BFIFX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class F-2
Prospectus:
Trading Symbol	BFIGX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-A
Prospectus:
Trading Symbol	CNLAX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-C
Prospectus:
Trading Symbol	CNLCX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-E
Prospectus:
Trading Symbol	CNLEX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-2E
Prospectus:
Trading Symbol	RILGX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-5E
Prospectus:
Trading Symbol	RILHX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class F-3
Prospectus:
Trading Symbol	FILBX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-T
Prospectus:
Trading Symbol	TLIBX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class T
Prospectus:
Trading Symbol	TILBX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-F-2
Prospectus:
Trading Symbol	FIBLX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-F-3
Prospectus:
Trading Symbol	FLIBX